Commitments and Contingencies (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Standby Letters Of Credit [Member]
Letters of Credit Outstanding, Amount	$ 9,251,000	$ 8,696,000
Minimum [Member]
Loans Receivable, Fixed Rates of Interest	2.30%	2.30%
Maximum [Member]
Loans Receivable, Fixed Rates of Interest	10.00%	10.00%